Operating Lease (Details) - Schedule of maturities of lease liabilities	6 Months Ended
Sep. 30, 2021 USD ($)
Schedule of Maturities of Lease Liabilities [Abstract]
Six months ended March 31, 2023	$ 52,970
Twelve months ended March 31, 2024	105,939
Twelve months ended March 31, 2025 and thereafter	44,141
Total lease payments	203,050
Less: imputed interest	(1,276)
Present value of lease liabilities	$ 201,774